Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes	Income Taxes
The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2020	2019
Current income tax:
Current year expense	172.6	175.0
Adjustments to prior years’ income taxes	(23.8)	2.7
	148.8	177.7
Deferred income tax:
Origination and reversal of temporary differences	51.1	87.5
Adjustments to prior years' deferred income taxes	15.4	(17.1)
Other	(8.6)	13.4
	57.9	83.8

Provision for income taxes	206.7	261.5
A significant portion of the company's earnings or losses before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings (loss) before income taxes by jurisdiction and the associated provision for income taxes for the years ended December 31 are summarized in the following table:

	2020					2019
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	212.6	(110.8)	(221.4)	363.7	244.1	183.4	848.0	244.7	956.6	2,232.7
Provision for income taxes	121.0	31.4	5.7	48.6	206.7	79.3	23.5	24.0	134.7	261.5
Net earnings (loss)	91.6	(142.2)	(227.1)	315.1	37.4	104.1	824.5	220.7	821.9	1,971.2
(1)    Includes Fairfax India and Fairfax Africa (deconsolidated on December 8, 2020).
(2)    Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)    Principally comprised of Brit, European Run-off (deconsolidated on March 31, 2020) and other associated holding company results.
(4)    Includes primarily companies in India, Asia, Europe (excluding the U.K.) and Allied World (the majority of Allied World's net earnings (loss) is sourced from outside the U.S. and the U.K.).
Increased pre-tax profitability in Canada in 2020 compared to 2019 primarily reflected improved net gains on investments and underwriting profit, partially offset by lower pre-tax profitability in the Non-insurance companies reporting segment resulting from COVID-19 impacts on the underlying operations. Decreased pre-tax profitability in the U.S. in 2020 compared to 2019 primarily reflected net losses on investment in 2020 compared to net gains on investments in 2019 due to significant declines in global financial markets related to the COVID-19 pandemic, partially offset by improved underwriting performance. Decreased pre-tax profitability in the U.K. in 2020 compared to 2019 primarily reflected underwriting losses at Brit in 2020 principally related to COVID-19 losses and an increase in current period catastrophe losses. Decreased pre-tax profitability in Other in 2020 compared to 2019 primarily reflected decreased net gains on investments due COVID-19 impacts on global financial markets.

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2020	2019
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	64.7	591.7
Non-taxable investment income	(108.3)	(56.6)
Tax rate differential on income and losses outside Canada	5.2	(209.5)
Change in unrecorded tax benefit of losses and temporary differences	172.8	(90.7)
Change in tax rate for deferred income taxes	(5.7)	0.5
Recovery relating to prior years	(8.4)	(14.4)
Foreign exchange effect	40.9	(3.7)
Other including permanent differences	45.5	44.2
Provision for income taxes	206.7	261.5
Non-taxable investment income of $108.3 in 2020 and $56.6 in 2019 were principally comprised of dividend income, non-taxable interest income, the 50% of net capital gains which are not taxable in Canada and share of profit of associates in certain jurisdictions. Non-taxable investment income in 2020 principally reflected the gain on deconsolidation of European Run-off, as described in note 23, that was not taxable in Canada or Barbados.

The tax rate differential on income and losses outside Canada of $5.2 in 2020 principally related to losses tax-effected at lower rates at Brit and Fairfax Africa (deconsolidated on December 8, 2020), and in Barbados, partially offset by income taxed at lower rates at Allied World. The tax rate differential on income and losses outside Canada of $209.5 in 2019 principally related to income taxed at lower rates in the U.S. and Barbados, and at Fairfax India, Brit, and Allied World.

The change in unrecorded tax benefit of losses and temporary differences of an income tax rate expense of $172.8 in 2020 principally related to unrecorded deferred tax assets in Canada, the U.S. and the U.K. of $63.3, $54.7 and $53.9 respectively. The change in unrecorded tax benefit of losses and temporary differences of an income tax rate benefit of $90.7 in 2019 principally reflected the recognition of U.S. foreign tax credit carryforwards of $104.0 that are expected to be utilized prior to expiration without incurring an equal amount of base erosion anti-abuse tax, partially offset by deferred tax assets in Canada of $13.8 that were not recorded, as it was not considered probable that those losses could be utilized.

Other including permanent differences of $45.5 in 2020 principally reflected non-cash impairment charges on goodwill and intangible assets recorded by the Non-insurance companies reporting segment as described in note 12. Other including permanent differences of $44.2 in 2019 included $13.4 related to a non-cash goodwill impairment charge recorded by Fairfax India.

Income taxes refundable and payable were as follows:

	December 31, 2020	December 31, 2019
Income taxes refundable	88.7	169.0
Income taxes payable	(64.5)	(78.4)
Net income taxes refundable	24.2	90.6
Changes in net income taxes refundable during the years ended December 31 were as follows:

	2020	2019
Balance - January 1	90.6	72.2
Amounts recorded in the consolidated statements of earnings	(148.8)	(177.7)
Payments made during the year	63.3	178.9
Acquisitions of subsidiaries (note 23)	(0.3)	6.7
Assets held for sale (note 23)	—	(17.1)
Liabilities associated with assets held for sale (note 23)	—	29.6
Deconsolidation of non-insurance subsidiary (note 23)	7.6	—
Foreign exchange effect and other	11.8	(2.0)
Balance - December 31	24.2	90.6
Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2020
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9
Amounts recorded in the consolidated statement of earnings	105.0	22.5	21.8	(19.3)	37.9	(110.8)	(36.0)	(79.0)	(57.9)
Amounts recorded in total equity	0.4	—	—	—	—	0.6	—	25.1	26.1
Acquisitions of subsidiaries (note 23)	(0.1)	—	—	—	—	—	0.1	6.0	6.0
Deconsolidation of non-insurance subsidiary (note 23)	(0.5)	—	—	—	—	—	—	2.3	1.8
Foreign exchange effect and other	12.3	1.0	—	0.1	0.8	6.1	(0.3)	(14.4)	5.6
Balance - December 31	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5

	2019
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9
Amounts recorded in the consolidated statement of earnings	(11.7)	8.8	23.1	(16.0)	28.3	(181.0)	92.5	(27.8)	(83.8)
Amounts recorded in total equity	2.5	—	—	—	—	(11.4)	—	35.3	26.4
Acquisitions of subsidiaries (note 23)	22.9	—	—	—	(29.5)	—	—	(58.3)	(64.9)
Assets held for sale (note 23)	—	—	—	—	—	0.8	—	(3.0)	(2.2)
Foreign exchange effect and other	(1.9)	1.8	—	0.2	(7.4)	4.7	(0.4)	5.5	2.5
Balance - December 31	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9

Management expects that the deferred income tax asset will be realized in the normal course of operations. The most significant temporary differences included in the net deferred income tax asset at December 31, 2020 related to operating and capital losses, tax credits, provision for losses and loss adjustment expenses, provision for unearned premiums and investments (related primarily to net unrealized investment losses in the U.S.), partially offset by a deferred income tax liability related to intangible assets and deferred premium acquisition costs. In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are only recognized for income tax when realized (particularly in the U.S. and several other jurisdictions). The provision for losses and loss adjustment expenses is recorded on an undiscounted basis in these consolidated financial statements but is recorded on a discounted basis in certain jurisdictions for income tax, resulting in temporary differences. Deferred income tax liabilities on intangible assets primarily relate to intangible assets recognized on acquisitions (principally Allied World, Recipe and Brit) that are typically not deductible in the determination of income taxes payable. The deferred income tax asset related to operating and capital losses arises primarily at the U.S. Tax Group, Brit, Northbridge, AGT and Fairfax Latam. Tax credits are primarily in the U.S. and relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred taxes include temporary differences related to pensions, and premises and equipment principally at the Non-insurance companies reporting segment.
Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2020 deferred income tax assets of $837.8 (December 31, 2019 - $814.7) related principally to operating and capital losses and U.S. foreign tax credits have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $2,102.8 (December 31, 2019 - $1,863.5), losses in Europe of $537.6 (December 31, 2019 - $495.8), losses in the U.S. of $46.1 (December 31, 2019 - $46.1), losses at Allied World of $338.8 across various jurisdictions (December 31, 2019 - $359.4) and U.S. foreign tax credits of $43.0 (December 31, 2019 - $55.0). The losses in Canada expire between 2026 and 2040. The losses and foreign tax credits in the U.S. expire between 2025 and 2040. Substantially all of the losses in Europe do not have an expiry date. Allied World's losses are primarily in the U.K. and Asia, with no expiry date, while the remainder expire between 2022 and 2040.Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries. Unremitted earnings amounted to approximately $3.2 billion at December 31, 2020 (December 31, 2019 - $3.5 billion) and are not likely to be repatriated in the foreseeable future.